Schedule of government loans (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Financial Liabilities
SBA loan	$ 142	$ 144
Western Development Canada loan	37	129
Total	179	273
Less current portion	(41)	(132)
Long-term portion of government loans	$ 138	$ 141